LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LEASES [Abstract]
Operating lease right of use asset increased	$ 43
Operating lease liability decreased	194
Foreign Currency Translation income	237
Sublease income	56
Cash paid for amounts included in measurement of lease liabilities	$ 927	$ 1,577	$ 0